FAIR-VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2024
FAIR-VALUE MEASUREMENT
Schedule of fair-value measurement

	As of December 31, 2023
	Quoted Prices in		Significant
	Active Market for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Descriptions	Level 1	Level 2	Level 3	Total
	US$	US$	US$	US$
Short-term investments:
Convertible bonds	—	1,112	4,041	5,153
Long-term investments:
Convertible bonds	—	5,733	—	5,733
Redeemable preferred shares	—	9,656	8,147	17,803
Equity securities with readily determinable fair value	853	—	—	853
Total:	853	16,501	12,188	29,542

	As of December 31, 2024
	Quoted Prices in		Significant
	Active Market for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Descriptions	Level 1	Level 2	Level 3	Total
	US$	US$	US$	US$
Short-term investments:
Convertible bonds	—	—	997	997
Long-term investments:
Convertible bonds	—	—	10,983	10,983
Redeemable preferred shares	—	—	15,683	15,683
Equity securities with readily determinable fair value	670	—	—	670
Total:	670	—	27,663	28,333

Schedule of reconciliation of the fair value measurements of assets using significant unobservable inputs

Level 3
investments
US$
Balance as of December 31, 2022	21,181
Transfer to level 2	(11,565)
Transfer from level 2	5,218
Realized gain	31
Unrealized loss	(1,417)
Disposal	(1,260)
Balance as of December 31, 2023	12,188
Addition	8,364
Transfer from level 2	12,068
Impairment loss	(2,869)
Unrealized loss	(1,813)
Disposal	(275)
Balance as of December 31, 2024	27,663